BUSINESS ACQUISITION (Details) - Acquisitions fiscal 2023 - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2022	Oct. 31, 2022
BUSINESS ACQUISITION
Goodwill		$ 157
Total purchase price	$ 1,848
Contingent consideration		1,255
Intangible asset identified		$ 91